Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Cash flow from operating activities
Net loss	$ (1,849,540)	$ (413,673)	$ (3,857,856)	$ (1,726,337)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	1,412	1,396	2,810	416
Stock-based compensation	485,468		904,125	1,012,500
Amortization of debt discount	415,849		85,250
Impairment loss on investment			1,846,515
Loss on issuance of convertible debt	489,011		152,966
Loss on investment			4,010
Change in operating assets and liabilities:
Accounts receivable	3,555	(3,806)	(2,326)	(2,224)
Prepaids		2,828	2,828	(1,143)
Other assets	(1,500)	(66,750)	12,502	(37,502)
Related-party payable		(1,320)	(1,320)	1,320
Accounts payable	120,003	(15,318)	102,542	25,414
Accrued expenses	84,359	(17,767)	(2,796)	50,171
Net cash used in operating activities	(217,666)	(514,410)	(750,750)	(677,385)
Cash flows (used in) provided by investing activities:
Purchase of property and equipment				(8,403)
Purchase of software license			(121,750)
Purchase of available for sale securities			(32,500)
Cash acquired in merger with Thermal Tennis				35,719
Net cash (used in) provided by investing activities			(154,250)	27,316
Cash flows from financing activities:
Proceeds from the sales of common stock				1,087,400
Proceeds from notes payable			387,000
Net cash provided by financing activities	211,000	100,000	387,000	1,087,400
Net increase (decrease) in cash	(6,666)	(414,410)	(518,000)	437,331
Cash at beginning of the year	7,720	525,720	525,720	88,389
Cash at end of the year	1,054	111,310	7,720	525,720
Supplemental Disclosures:
Interest paid
Income taxes paid
Supplemental disclosure of non-cash activities
Common stock issued for software license		58,250	108,250
Common stock issued for investment	101,875	$ 50,000	2,900,000
Issuance of convertible notes payable	$ 753,114		$ 272,250